DESCRIPTION OF PLAN (Details) - EBP 015	12 Months Ended
Dec. 31, 2025 year
EBP, Description of Plan [Line Items]
Required service period	1 year
Participant contribution, combined, maximum percentage of eligible compensation	75.00%
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
Discretionary investment allocation allowed, maximum percentage of contributions	20.00%
Vesting percentage	100.00%
Still employed, participant age for distribution (in year)	70.5
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, contribution to eligible compensation, percentage	1.00%
Participant contribution, after tax, contribution to eligible compensation, percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, contribution to eligible compensation, percentage	75.00%
Participant contribution, after tax, contribution to eligible compensation, percentage	75.00%